Contingencies and Commitments	12 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments
Note 16 —Contingencies and Commitments
Legal Proceedings
The Company is involved in various legal claims and proceedings arising in the normal course of its business. The Company accrues for a loss contingency when it determines that it is probable, after consultation with counsel, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the results of any such contingencies, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.
In April 2021, two separate lawsuits alleging violations of the federal securities laws and pursuing remedies under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule
10b-5
promulgated thereunder, were filed against the Company and certain of its current and former officers (
Glover v. Amdocs Ltd., et. al,
4:21-cv-00418,
E.D. Mo. and Marn v. Amdocs Ltd. et. al,
2:21-cv-03078-CAS-PVC,
C.D. Ca.
). In June 2021, the two federal securities lawsuits against the Company were voluntarily dismissed without prejudice as to all defendants and no other litigation with respect to the allegations in those actions is pending.
Certain of the Company’s subsidiaries are currently in a dispute with a state-owned telecom enterprise in Ecuador, which appears to have political aspects. The Company’s counterparty has claimed monetary damages. The dispute is over contracts, under which the Company was providing certain services, which have been terminated by the counterparty in connection with such dispute and which are under scrutiny by certain local governmental authorities. The Company believes it has solid arguments and is vigorously defending its rights. To date, however, the Ecuadorian Courts have responded to such defense efforts, including motions alleging constitutional defects, in an inconsistent manner. While we have achieved some successes, the majority of the procedures are still ongoing. The Company is unable to reasonably estimate the ultimate outcome of the above dispute.
Guarantor’s Accounting and Disclosure Requirements for Guarantees
In the ordinary course of its business, the Company provides certain customers with financial performance guarantees which, in certain cases, are backed by lines of credit. The Company is only liable for the amounts of those guarantees in the event of the Company’s nonperformance, which would permit the customer to exercise the guarantee.
The Company generally offers its products with a limited warranty. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been incurred after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2021, 2020 and 2019.
The Company generally indemnifies its customers against claims made by third parties arising from the use of the Company’s software and certain other matters. To date, the Company has incurred and recorded immaterial costs as a result of such obligations in its consolidated financial statements.